TRANSACTIONS WITH RELATED PARTIES (Details 3)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Transactions With Related Parties
Common shares	0.33%	0.34%
Preferred shares	0.83%	0.83%
Total shares	0.58%	0.58%